Subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries, joint ventures and associates
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).

Birch Sites Limited
Carbon Sentinel Limited
Central Networks Trustees Limited[1]
Droylsden Metering Services Limited
Gridcom Limited
Hyder Profit Sharing Trustees Limited[1]
Icelink Interconnector Limited
Kelston Properties 2 Limited[1]
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Natgrid Limited[2]*
NatGrid One Limited[2]*
NatgridTW1 Limited
National Grid (US) Holdings Limited[3]
National Grid (US) Investments 2 Limited[2]*
National Grid (US) Investments 4 Limited[3]
National Grid (US) Partner 1 Limited[3]
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Continental Limited
National Grid Distributed Energy Limited
National Grid Electricity Distribution (East Midlands) plc[1]
National Grid Electricity Distribution (South Wales) plc[1]
National Grid Electricity Distribution (South West) plc[1]
National Grid Electricity Distribution (West Midlands) plc[1]
National Grid Electricity Distribution Generation Limited[1]
National Grid Electricity Distribution Holdings Limited[1]
National Grid Electricity Distribution Investment Holdings Limited[1]
National Grid Electricity Distribution Investments Limited[1]
National Grid Electricity Distribution Midlands Limited[1]
National Grid Electricity Distribution Network Holdings Limited[1]
National Grid Electricity Distribution plc[1]
National Grid Electricity Distribution Property Investments Limited[1]
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Grain LNG Limited
National Grid Helicopters Limited[1]
National Grid Holdings Limited[3]
National Grid Holdings One plc
National Grid Hydrogen Limited

National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited[3]
National Grid Lion Link Limited
National Grid Nautilus Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited
National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Smart Limited
National Grid Telecoms Limited[1]
National Grid Thirty Six Limited2*
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty Seven Limited
National Grid Twenty Three Limited[2]*
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
Port Greenwich Limited
Sheet Road Management Company Limited (51%)[4]
South Wales Electricity Share Scheme Trustees Limited[1]
Supergrid Electricity Limited[2]*
Supergrid Energy Transmission Limited[2]*
Supergrid Limited[2]*
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited[2]*
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[5]
Western Power Pension Trustee Limited[1]
WPD Share Scheme Trustees Limited[1]
WPD WEM Holdings Limited[1]
WPD WEM Limited[1]
WW Share Scheme Trustees Limited[1]
1.Registered office: Avonbank, Feeder Road, Bristol, Avon, BS2 0TB.
2.Registered office: C/o Interpath Limited, 10 Fleet Place, London, EC4M 7RB.
3.Companies where National Grid plc has issued guarantees over the liabilities of the companies as at 31 March 2023 and for which the companies are taking the exemption from the requirements of an audit for their individual financial statements as permitted by section 479A of the Companies Act.
4.Registered office: Netley Old Hall Farm, Dorrington, Shrewsbury, United Kingdom, SY5 7JY.
5.Registered office: Shire Hall, PO Box 9, Warwick, CV34 4RL.
*    In liquidation.
Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Apple River Solar, LLC
Armenia Solar, LLC
Ashland Solar, LLC
Athens Solar, LLC
Autauga Solar, LLC
Banner Solar, LLC
Bazile Creek Wind Farm, LLC
Bee Hollow Solar, LLC
Bell Plaine Solar, LLC
Benevolent Solar, LLC
Blaze Solar, LLC
Blevins Solar, LLC
Blue Ridge Wind, LLC
Blue Spring Solar, LLC
Blues Solar, LLC
Bluewater Solar, LLC
Boone Solar, LLC
Boston Gas Company[1]
Bridges Solar, LLC
Brock Solar, LLC
Broken Bridge Corp.[2]
Brook Trout Solar, LLC
Burley Solar, LLC
Burlington Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Cage Ranch Solar, LLC
Caldwell Solar II, LLC
Caldwell Solar, LLC
Canby Solar, LLC
Cass Wind Farm, LLC
Cattle Ridge Wind Farm 2, LLC
Cedar Grove Solar, LLC
Centennial Solar, LLC
Charter Oak Solar, LLC
Clay Boswell Solar, LLC
Clear Creek Solar, LLC
Clermont Solar, LLC
Clinton County Solar, LLC
Coles Solar, LLC
Compass Prairie Wind, LLC
Conestoga Wind, LLC
Creekview Solar, LLC
Crocker Wind Farm 2, LLC
Dakota Hills Wind Farm, LLC
Deatsville Solar, LLC
Deer Trail Solar, LLC
Dodson Creek Solar, LLC
Donnellson Solar, LLC
Elburn Solar, LLC
Eldena Solar, LLC
Elk Creek Solar 2, LLC
Elk Creek Solar, LLC
EUA Energy Investment Corporation[1]
Exie Solar, LLC
Falls City Solar, LLC
Fillmore County Solar Project, LLC
Firstview Wind Farm, LLC
Fort Solar, LLC
Front Range Wind Farm, LLC
Galaxy Solar, LLC
Golden Solar, LLC
Goldendale Solar, LLC
Goldenrod Wind Farm, LLC
Goldfinch Solar, LLC
Grand Junction Solar, LLC
Granite State Power Link LLC[3]
Grant Solar 2, LLC
Grant Solar, LLC
Grayson Solar, LLC
Greenbrier Creek Solar, LLC
Greensky Solar, LLC
Greenwood Solar, LLC
Grid NY LLC[4]
Grindstone Wind Farm, LLC[5]
Hale County Solar, LLC
Hansford Energy Storage, LLC
Harmony Solar ND 2, LLC
Harmony Solar ND, LLC
Harrington Solar, LLC

Hartley Solar, LLC
Hearth Solar, LLC
Hill River Solar, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC
Hoskins Solar, LLC
Illumination Solar, LLC
Innovation Solar, LLC
Itasca Energy Development, LLC[6]
Itasca Energy Services, LLC
Jack Rabbit Wind, LLC
Jackson County Solar, LLC
KeySpan CI Midstream Limited[3]
KeySpan Energy Corporation[4]
KeySpan Energy Services Inc.[3]
KeySpan Gas East Corporation[4]
KeySpan International Corporation[3]
KeySpan MHK, Inc.[3]
KeySpan Midstream, Inc.[3]
KeySpan Plumbing Solutions, Inc.[4]
Kit Fox Storage, LLC
Knox Solar, LLC
Kota Storage, LLC
KSI Contracting, LLC[3]
KSI Electrical, LLC[3]
KSI Mechanical, LLC[3]
Lake Charlotte Solar, LLC
Lakeside Solar, LLC
Land Management & Development, Inc.[4]
Landwest, Inc.[4]
Lansing Solar, LLC
Las Moras Storage, LLC
Leola Wind Farm, LLC
Liberty Solar, LLC
Livingston County Solar, LLC
Long Mount Storage, LLC
Lordsburg Solar, LLC
Louisa Solar, LLC
Louise Solar Project, LLC
Lowlands Solar, LLC
Lydia Solar, LLC
Marion County Solar, LLC
Massachusetts Electric Company[1]
Maverick Wind Farm, LLC
Meadowlands Solar, LLC
Metrowest Realty LLC[3]
Miller Creek Solar, LLC
Millers Ferry Solar, LLC
Morgan County Solar, LLC
Morning Glory Solar, LLC[6]
Muddy Creek Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[7]
Nantucket Electric Company[1]
National Grid Development Holdings Corp.[3]
National Grid Electric Services LLC[4]
National Grid Energy Management LLC[3]
National Grid Energy Services LLC[3]
National Grid Energy Trading Services LLC[4]
National Grid Engineering & Survey Inc.[4]
National Grid Generation LLC[4]
National Grid Generation Ventures LLC[4]
National Grid Glenwood Energy Center, LLC[3]
National Grid IGTS Corp.[4]
National Grid Insurance USA Ltd[8]
National Grid Islander East Pipeline LLC[3]
National Grid LNG GP LLC[3]
National Grid LNG LLC[3]
National Grid LNG LP LLC[3]
National Grid Millennium LLC[3]
National Grid NE Holdings 2 LLC[1]
National Grid North America Inc.[3]
National Grid Partners Inc.[4]
National Grid Partners LLC[3]
National Grid Port Jefferson Energy Center LLC[3]
National Grid Renewables Development, LLC
National Grid Renewables E Wind, LLC[6]
National Grid Renewables Operations, LLC[3]
National Grid Renewables Projects, LLC[6]
National Grid Renewables Stutsman, LLC
National Grid Renewables, LLC[3]

National Grid Services Inc.[3]
National Grid US 6 LLC3,†
National Grid US LLC[3]
National Grid USA Service Company, Inc.[1]
National Grid USA[3]
NEES Energy, Inc.[1]
New England Electric Transmission Corporation[2]
New England Energy Incorporated[1]
New England Hydro Finance Company, Inc. (53.704%)[1]
New England Hydro-Transmission Corporation (53.704%)[2]
New England Hydro-Transmission Electric Company, Inc. (53.704%)[1]
New England Power Company[1]
Newport America Corporation[9]
Newton Solar, LLC
NG Renewables Energy Marketing, LLC[3]
NG Renewables Energy Services, LLC
NGNE LLC[3]
NGV Emerald Energy Venture Holdings, LLC[3]
NGV OSW Holdings, LLC[3]
NGV US Distributed Energy Inc.[3]
NGV US Transmission Inc.[3]
NGV US, LLC[3]
Niagara Mohawk Energy, Inc.[3]
Niagara Mohawk Holdings, Inc.[4]
Niagara Mohawk Power Corporation[4]
Niobrara Wind, LLC
NM Properties, Inc.[4]
Noble Solar, LLC[10]
Nordic VOS, LLC
North East Transmission Co., Inc.[3]
North Fork Wind, LLC
Northeast Renewable Link LLC[3]
Opinac North America, Inc.[3]
Pennington Solar, LLC
Peony Solar, LLC
Philadelphia Coke Co., Inc.[3]
Pierce County Solar, LLC
Pike County Solar, LLC
Pipestone Solar, LLC
Plum Creek Wind Farm 2, LLC
Plum Creek Wind Farm, LLC
Port of the Islands North, LLC[4]
Portage Solar, LLC
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[6]
Prosperity Wind Farm 2, LLC
Prosperity Wind Farm, LLC
Red Rock Solar SD, LLC
Regal Solar 2, LLC
Regal Solar, LLC
River North Solar, LLC
Robertson Solar, LLC
Rock Ridge Wind Farm, LLC

Rolling Hills Solar, LLC
Royal Solar 2, LLC
Royal Solar, LLC
Royerton Solar, LLC
Saginaw Bay Solar, LLC
Saltillo Storage, LLC
Sandstone Creek Solar 2, LLC
Sandstone Creek Solar, LLC
Sapphire Sky Wind Farm, LLC
Sherco Solar 2, LLC[6]
Sherco Solar 3, LLC
Silver City Solar, LLC
Simpson Solar, LLC
Spotlight Solar, LLC
Spring Brook Solar, LLC
Spring River Solar, LLC
Stony Brook Wind, LLC
Stony Point Solar, LLC
Stove Creek Solar, LLC
Sturgis Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
Tejano Storage, LLC
Thacker Solar, LLC
The Brooklyn Union Gas Company[4]
Torchlight Solar, LLC[6]
Transgas Inc.[1]
Tri-City Solar, LLC
Uintah Solar, LLC
Unbridled Solar, LLC
Upper Hudson Development, Inc.[4]
Valley Solar, LLC
Vermont Green Line Devco, LLC (90%)[3]
Vibrant Solar, LLC
Violet Storage, LLC
Virgo Community Solar Gardens, LLC[6]
Virtue Solar, LLC
Vivid Solar, LLC
Wallowa Solar, LLC
Wayfinder Group, Inc.[1]
Wheatfield Solar, LLC
White Elm Wind Farm, LLC
Wildcat Ridge Wind Farm, LLC
Wildhorse Creek Solar, LLC
Willard Solar, LLC
Williams County Solar, LLC
Wiregrass Solar, LLC
Woodlands Solar, LLC
Worthington Solar, LLC
Yellowhammer Solar, LLC
Young County Solar, LLC
Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia
National Grid Australia Pty Limited

Incorporated in Canada
Registered office: Stewart McKelvey LLP, c/o Charles Reagh, Queen’s Marque, 600-1741 Lower Water Street, Halifax, Nova Scotia, B3J 0J2, Canada
KeySpan Energy Development Co.

Incorporated in Guernsey
Registered office: 1st & 2nd Floors Elizabeth House, Les Ruettes Brayes, St Peter Port, GY1 1EW, Guernsey, Channel Islands
NG Electricity Distribution Limited†

Registered office: PO Box 155, Mill Court, La Charroterie, St. Peter Port, GY1 4ET, Guernsey, Channel Islands
Aztec Insurance Limited

Incorporated in Hong Kong
Registered office: 5/F, Manulife Place, 348 Kwun Tong Road, Kowloon, Hong Kong
National Grid Hong Kong Limited*†

Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited*†

Incorporated in Luxembourg
Registered office: 412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL

1.Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.
2.Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, USA.
3.Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.
4.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
5.Registered office: National Registered Agents, Inc., 30600 Telegraph Road, Suite 2345, Bingham Farms, MI 48025-5720, USA.
6.Registered office: National Grid Renewables Development, LLC, 8400 Normandale Lake Blvd. Suite 1200, Bloomington, MN 55437, USA.
7.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
8.Registered office: AON Insurance Managers USA, Inc., 165 Broadway, One Liberty Plaza, New York, NY, 10006, USA.
9.Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.
10.Registered office: National Registered Agents, Inc., 1999 Bryan Street, Dallas, Dallas County TX 75201, USA.
*    In liquidation.
†    Entity is tax resident in the United Kingdom.

A list of the Group’s joint ventures as at 31 March 2023 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
National Places LLP (50%)[1]
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Community Offshore Wind, LLC (previously Bight Wind Holdings LLC) (27.27%)[2]
Clean Energy Storage Systems LLC (50%)
Emerald Energy Venture LLC (51%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[2]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291,
Paris La Defense, CEDEX, France
IFA2 (50%)

A list of the Group’s associates as at 31 March 2023 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: National Grid House, Warwick Technology Park, Gallows Hill, Warwick, CV34 6DA
GasT TopCo Limited
Joint Radio Company Limited (25%)[3]**

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Line Energy Partners LLC (32%)[3]
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power Inc. (26%)[3]
Energy Impact Fund LP (9.41%)[5]
KHB Venture LLC (33.33%)[6]
Maine Yankee Atomic Power Company (24%)[7]
New York Transco LLC (28.3%)[8]
NYSEARCH RMLD, LLC (22.63%)
The Hive IV, LLC (28.2%)[3]
Yankee Atomic Electric Company (34.5%)[9]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2023 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡

Registered office: Third Floor, Northumberland House, 303–306 High Holborn, London, WC1V 7JZ
Electralink Limited (27.04%)

1.Registered office: 80 Cheapside, London, EC2V 6EE, UK.
2.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
3.Registered office: Friars House, Manor House Drive, Coventry, CV1 2TE, UK.
4.Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
5.Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, USA.
6.Registered office: c/o de maximis, inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
7.Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
8.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
9.Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.

*    National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
**    National Grid Electricity Transmission plc owns one £0.50 A Ordinary share.
†    National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
‡    In administration.

Disclosure of subsidiaries taking advantage of audit exemption under section 479A of Companies Act 2006
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 supported by guarantees issued by National Grid plc over their liabilities for the year ended 31 March 2023:

Company name	Company number
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432